ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Jun. 30, 2014
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
5.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The following tables present the changes in accumulated other comprehensive loss by component for the three years ended June 30, 2014, 2013, and 2012.

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands - net of tax)

Balance - June 30, 2011	$(2)	$(1,825)	$(1,827)
Other comprehensive income (loss) before reclassifications	(6)	565	559
Amounts reclassified from accumulated other comprehensive loss	(3)	(114)	(117)

Net current-period other comprehensive income (loss)	(9)	451	442

Balance - June 30, 2012	(11)	(1,374)	(1,385)
Other comprehensive income before Reclassifications	119	549	668
Amounts reclassified from accumulated other comprehensive income (loss)	(30)	5	(25)

Net current-period other comprehensive income	89	554	643

Balance - June 30, 2013	78	(820)	(742)
Other comprehensive income before Reclassifications	52	229	281
Amounts reclassified from accumulated other comprehensive income	-	41	41

Net current-period other comprehensive income	52	270	322

Balance - June 30, 2014	$130	$(550)	$(420)

The following table presents the amounts reclassified out of accumulated other comprehensive loss.

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income Components:	2014	2013	2012	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$-	$(46)	$(4)	Investment security gains

	-	(46)	(4)	Total before tax
	-	(16)	(1)	Income tax expense

	-	(30)	(3)	Net of tax

Unrealized gains and losses on held-to-maturity securities	62	8	(172)	Gains recognized in comprehensive income

	62	8	(172)	Total before tax
	21	3	(58)	Income tax expense (benefit)

	41	5	(114)	Net of tax

Total reclassifications for the period	$41	$(25)	$(117)	Net of tax